Related Parties	3 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Related Parties
Related Parties
As of March 31, 2019 related parties include one associate of Orion that is accounted for using the equity method, namely "Deutsche Gaßrußwerke" (DGW) and one principal owner of more than 10%.
Related parties include key management personnel having authority and responsibility for planning, directing and monitoring the activities of the Company directly or indirectly and their close family members.
In the normal course of business Orion from time to time receives services from, or sells products to, related unconsolidated parties, in transactions that are either not material or approved in accordance with our Related Party Transaction Approval Policy.

	March 31, 2019	December 31, 2018
	(In thousands)
Trade receivables from DGW KG	$522	$651
Trade payables to DGW KG	$17,871	$18,615

	Three Months Ended March 31,
	2019	2018
	(In thousands)
Purchased carbon black products from DGW KG	$22,765	$23,651
Sales and services provided to DGW KG	$663	$707